Deposits	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Deposits

NOTE 10: DEPOSITS

Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal and are in general chequing accounts.

Notice deposits are those for which the Bank can legally require notice prior to withdrawal and are in general savings accounts.

Term deposits are payable on a given date of maturity and are purchased by customers to earn interest over a fixed period, with terms ranging from one day to ten years and generally include fixed term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at April 30, 2021, was $274 billion (October 31, 2020 – $287 billion).

Deposits

(millions of Canadian dollars)	As at
	By Type			By Country			April 30 2021	October 31 2020
	Demand	Notice	Term[1]	Canada	United States	International	Total	Total
Personal	$22,096	$549,612	$54,754	$285,399	$341,063	$–	$626,462	$625,200
Banks[2]	14,008	418	11,748	19,850	36	6,288	26,174	28,969
Business and government[3]	129,075	198,594	138,183	315,309	145,863	4,680	465,852	481,164
Trading[2]	–	–	33,679	15,602	4,461	13,616	33,679	19,177
Designated at fair value through profit or loss[2,4]	–	–	66,195	34,214	29,159	2,822	66,195	59,626
Total	$165,179	$748,624	$304,559	$670,374	$520,582	$27,406	$1,218,362	$1,214,136
Non-interest-bearing deposits included above
In domestic offices							$65,345	$55,920
In foreign offices							78,346	76,099
Interest-bearing deposits included above
In domestic offices							605,029	604,625
In foreign offices							469,634	472,913
U.S. federal funds deposited[2]							8	4,579
Total[3,5]							$1,218,362	$1,214,136

[1]

Includes $33.54 billion (October 31, 2020 – $27.58 billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

[2]	Includes deposits and advances with the Federal Home Loan Bank.
[3]	As at April 30, 2021, includes $34.6 billion relating to covered bondholders (October 31, 2020 – $40.5 billion) and $1.2 billion (October 31, 2020 – $1.2 billion) due to TD Capital Trust lV.
[4]

Financial liabilities designated at FVTPL on the Interim Consolidated Balance Sheet consist of deposits designated at FVTPL and $58 million (October 31, 2020 – $39 million) of loan commitments and financial guarantees designated at FVTPL.

[5]

As at April 30, 2021, includes deposits of $692 billion (October 31, 2020 – $708 billion) denominated in U.S. dollars and $45 billion (October 31, 2020 – $44 billion) denominated in other foreign currencies.

Redemption of TD Capital Trust IV Notes – Series 3

On May 17, 2021, TD Capital Trust IV announced its intention to redeem all of the outstanding TD Capital Trust IV Notes – Series 3 on June 30, 2021. The proceeds from the issuances of TD Capital Trust IV Notes were invested in Bank deposit notes and are reported in Deposits on the Interim Consolidated Balance Sheet.